Document And Entity Information	Aug. 14, 2024
Document Information [Line Items]
Entity, Registrant Name	Blue Dolphin Energy Company
Document, Type	8-K/A
Document, Period End Date	Aug. 14, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-15905
Entity, Tax Identification Number	73-1268729
Entity, Address, Address Line One	801 Travis Street, Suite 2100
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	568-4725
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Description	(LED) 8-K/A Q2 Earnings Release
Amendment Flag	true
Entity, Central Index Key	0000793306